Consolidated Statement of Cash Flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net income	$ 471	$ 343
Adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments	606	603
Equity-based compensation expense	77	74
Non-cash change in current and non-current provisions and other non-current liabilities	33	49
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net	3	14
Interest expense	95	95
Other financial income & expense	(24)	17
Taxes	144	83
Interest received	31	15
Interest paid	(99)	(94)
Other financial payments	(5)	(4)
Taxes paid	(87)	(151)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities	1,245	1,044
Net payments out of provisions and other cash movements in non-current liabilities	(58)	(214)
Change in net current assets and other operating cash flow items	(316)	(420)
Net cash flows from operating activities	871	410
Purchase of property, plant & equipment	(204)	(221)
Purchase of intangible assets	(59)	(132)
Payments for financial assets	(97)	(216)
Proceeds from financial assets	9	1
Net cash flows used in investing activities	(351)	(568)
Dividends paid to shareholders of Alcon Inc.	(130)	(116)
Repayment of current portion of non-current financial debts	(9)	(34)
Proceeds from current financial debts	39	40
Repayment of current financial debts	(38)	0
Proceeds from non-current financial debts, net of issuance costs	0	29
Other changes in financial debts	(7)	4
Lease payments	(43)	(38)
Payment of withholding taxes related to equity-based compensation	(42)	(43)
Other financing cash flows	(7)	(8)
Net cash flows used in financing activities	(237)	(166)
Effect of exchange rate changes on cash and cash equivalents	(5)	5
Net change in cash and cash equivalents	278	(319)
Cash and cash equivalents at January 1	1,094	980
Cash and cash equivalents at June 30	$ 1,372	$ 661